Supplemental Guarantor Information - Unaudited Consolidated Statement of Income Statements (Detail) $ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2020 USD ($) [1]	Jun. 30, 2020 MXN ($)	Jun. 30, 2019 MXN ($)
Condensed Income Statements, Captions [Line Items]
Total revenues	$ 3,828	$ 88,341	$ 94,444
Cost of goods sold	2,105	48,593	51,349
Gross profit	1,723	39,748	43,095
Administrative expenses	162	3,733	4,385
Selling expenses	1,058	24,399	25,578
Other expenses (income), net		1,512	1,040
Interest expense, net		4,135	2,924
Foreign exchange (gain) loss, net	(21)	(493)	199
Other financing (gain) expense income, net		(176)	30
Income taxes	91	2,091	2,519
Share in the profit of equity accounted investees, net of tax	(6)	(144)	(64)
Consolidated Net income	191	4,403	6,356
Equity holders of the parent	202	4,659	6,087
Non-controlling interest		(256)	269
Consolidated Net income	$ 191	4,403	6,356
Coca-Cola FEMSA [member]
Condensed Income Statements, Captions [Line Items]
Total revenues		1	1
Cost of goods sold		0	0
Gross profit		1	1
Administrative expenses		222	445
Selling expenses		0	0
Other expenses (income), net		(9)	2
Interest expense, net		3,160	2,325
Foreign exchange (gain) loss, net		(940)	(190)
Other financing (gain) expense income, net		0	0
Income taxes		(914)	(423)
Share in the profit of equity accounted investees, net of tax		8,056	8,244
Consolidated Net income		4,658	6,086
Equity holders of the parent		4,658	6,086
Non-controlling interest		0	0
Consolidated Net income		4,658	6,086
Wholly-Owned guarantors subsidiaries [member]
Condensed Income Statements, Captions [Line Items]
Total revenues		44,722	47,594
Cost of goods sold		24,835	27,455
Gross profit		19,887	20,139
Administrative expenses		1,480	1,662
Selling expenses		10,805	11,690
Other expenses (income), net		712	183
Interest expense, net		1,618	1,931
Foreign exchange (gain) loss, net		(200)	(45)
Other financing (gain) expense income, net		0	0
Income taxes		1,700	1,351
Share in the profit of equity accounted investees, net of tax		2,677	5,559
Consolidated Net income		6,449	8,836
Equity holders of the parent		6,449	8,836
Non-controlling interest		0	0
Consolidated Net income		6,449	8,836
Combined non-guarantor subsidiaries [member]
Condensed Income Statements, Captions [Line Items]
Total revenues		69,881	75,878
Cost of goods sold		46,221	48,538
Gross profit		23,660	27,340
Administrative expenses		3,535	3,844
Selling expenses		15,941	16,708
Other expenses (income), net		809	855
Interest expense, net		(651)	(1,332)
Foreign exchange (gain) loss, net		(1,233)	(344)
Other financing (gain) expense income, net		(176)	30
Income taxes		1,305	1,591
Share in the profit of equity accounted investees, net of tax		(140)	32
Consolidated Net income		3,990	5,332
Equity holders of the parent		4,246	5,063
Non-controlling interest		(256)	269
Consolidated Net income		3,990	5,332
Eliminations [member]
Condensed Income Statements, Captions [Line Items]
Total revenues		(26,263)	(29,029)
Cost of goods sold		(22,463)	(24,644)
Gross profit		(3,800)	(4,385)
Administrative expenses		(1,504)	(1,566)
Selling expenses		(2,347)	(2,820)
Other expenses (income), net		0	0
Interest expense, net		8	0
Foreign exchange (gain) loss, net		0	0
Other financing (gain) expense income, net		0	0
Income taxes		0	0
Share in the profit of equity accounted investees, net of tax		(10,737)	(13,899)
Consolidated Net income		(10,694)	(13,898)
Equity holders of the parent		(10,694)	(13,898)
Non-controlling interest		0	0
Consolidated Net income		$ (10,694)	$ (13,898)

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3